Employee Benefits	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Employee Benefits
12.	Employee Benefits

The Controlling Company and certain subsidiaries’ defined benefit plans provide a lump-sum payment to an employee based on final salary rates and length of service at the time the employee leaves the Controlling Company or certain subsidiaries.

The defined benefit plans expose the Group to actuarial risks, such as the risk associated with expected periods of service, interest rate risk, market (investment) risk, and others.

(a)	Net defined benefit liabilities recognized at the reporting date are as follows:

(In millions of won)
	December 31, 2016		December 31, 2017
Present value of partially funded defined benefit obligations	~~W~~	1,401,396	1,562,424
Fair value of plan assets		(1,258,409)	(1,466,977)

	~~W~~	142,987	95,447

(b)	Changes in the present value of the defined benefit obligations for the years ended December 31, 2016 and 2017 are as follows:

(In millions of won)
	2016		2017
Opening defined benefit obligations	~~W~~	1,381,648	1,401,396
Current service cost		210,682	195,850
Interest cost		39,420	40,844
Remeasurements (before tax)		(161,082)	(114)
Benefit payments		(65,099)	(76,011)
Transfers from (to) related parties		(4,205)	534
Others		32	(75)

Closing defined benefit obligations	~~W~~	1,401,396	1,562,424

Weighted average remaining maturity of defined benefit obligations as of December 31, 2016 and 2017 are 14.3 years and 14.0 years, respectively.

(c)	Changes in fair value of plan assets for the years ended December 31, 2016 and 2017 are as follows:

(In millions of won)
	2016		2017
Opening fair value of plan assets	~~W~~	1,027,850	1,258,409
Expected return on plan assets		29,140	38,453
Remeasurements (before tax)		(5,736)	(16,374)
Contributions by employer directly to plan assets		265,000	250,998
Benefit payments		(57,845)	(64,509)

Closing fair value of plan assets	~~W~~	1,258,409	1,466,977

(d)	Plan assets at the reporting date are as follows:

(In millions of won)	December 31, 2016		December 31, 2017
Guaranteed deposits in banks	~~W~~	1,258,409	1,466,977

As of December 31, 2017, the Controlling Company maintains the plan assets with Mirae Asset Securities Co., Ltd., Shinhan Bank and others.

The Group’s estimated additional contribution to the plan assets for the year ending December 31, 2018 is ~~W~~129,138 million.

(e)	Expenses recognized in profit or loss for the years ended December 31, 2015, 2016 and 2017 are as follows:

(In millions of won)	2015		2016	2017
Current service cost	~~W~~	187,768	210,682	195,850
Net interest cost		11,265	10,280	2,391

	~~W~~	199,033	220,962	198,241

Expenses are recognized in the following line items in the consolidated statements of comprehensive income:

(In millions of won)	2015		2016	2017
Cost of sales	~~W~~	159,348	177,652	158,418
Selling expenses		11,567	12,513	11,114
Administrative expenses		14,809	16,486	16,287
Research and development expenses		13,309	14,311	12,422

	~~W~~	199,033	220,962	198,241

(f)	Remeasurements of net defined benefit liabilities (assets) included in other comprehensive income (loss) for the years ended December 31, 2015, 2016 and 2017 are as follows:

(In millions of won)	2015		2016	2017
Balance at January 1	~~W~~	(197,720)	(281,902)	(163,950)
Remeasurements
Actuarial profit or loss arising from:
Experience adjustment		15,567	70,258	(48,890)
Demographic assumptions		(22,267)	(4,605)	(7,702)
Financial assumptions		(98,117)	95,429	56,706
Return on plan assets		(5,440)	(5,736)	(16,374)
Share of associates regarding remeasurements		(607)	200	441

		(110,864)	155,546	(15,819)

Income tax		26,682	(37,594)	9,259

Balance at December 31	~~W~~	(281,902)	(163,950)	(170,510)

(g)	Principal actuarial assumptions at the reporting date (expressed as weighted averages) are as follows:

	2016	2017
Expected rate of salary increase	4.7%	4.7%
Discount rate for defined benefit obligations	3.0%	3.2%

Assumptions regarding future mortality are based on published statistics and mortality tables. The current mortality underlying the values of the liabilities in the defined benefit plans are as follows:

		December 31, 2016	December 31, 2017
Teens	Males	0.01%	0.01%
	Females	0.00%	0.00%
Twenties	Males	0.01%	0.01%
	Females	0.00%	0.00%
Thirties	Males	0.01%	0.01%
	Females	0.01%	0.01%
Forties	Males	0.03%	0.03%
	Females	0.02%	0.02%
Fifties	Males	0.05%	0.05%
	Females	0.02%	0.02%

(h)	Reasonably possible changes to respective relevant actuarial assumptions would have affected the defined benefit obligations by the amounts as of December 31, 2017 are as follows:

	Defined benefit obligation
	1% increase		1% decrease
Discount rate for defined benefit obligations	~~W~~	(190,224)	229,954
Expected rate of salary increase		224,578	(189,818)